Debt - Additional Information (Details) € in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2026 EUR (€)
Debt Instrument [Line Items]
Term loan	$ 628,000			€ 435,000
Line of credit	74,000		$ 74,000
Amortization of deferred debt issuance cost	$ 33,846	$ 33,673
First lien net leverage ratio, Description	a leverage ratio not to exceed 2:00 to 1:00 and minimum liquidity of $3,000.
Maximum [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio	1.10%
Minimum [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio	1.00%
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit	$ 75,000
Credit facility utilization rate for debt covenants, percentage	40.00%
Line of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio	1.25%
Line of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio	1.00%
Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument issued	$ 400,000			435,000
First Lien Term Loan
Debt Instrument [Line Items]
Aggregate debt amount, borrowed	1,018,000			710,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, principal payment	2,547	2,547
Voluntary capital prepayment		20,292
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan	390,000
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €				€ 275,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility available balance	305,000
Line of credit facility, amount outstanding		$ 123,832	226,184
New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letter of credit	$ 152,400		$ 153,328
Line Of Credit Facility Collateral	20,000
Credit facility utilization rate for debt covenants, percentage	40.00%
First lien debt ratio, description	First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.